66

As filed with the Securities and Exchange Commission on January 29, 1999.

                                                Registration Nos. 333-1043
                                                                  811-7543
===========================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No. ____              [ ]

                Post-Effective Amendment No. 16              [X]

                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No.  22                             [X]

                               Variable Account A
                           (Exact name of Registrant)

                         Keyport Life Insurance Company (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
(Address of Depositor's Principal Executive Offices (Zip Code)
        Depositor's Telephone Number, including Area Code:  617-526-1400
                       Bernard R. Beckerlegge, Esq.
                 Senior Vice President and General Counsel Keyport Life
                         Insurance Company
                  125 High Street, Boston, Massachusetts 02110 (Name and
                    Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP 1025
                       Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485 ( ) on [date] pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
===========================================================================

Exhibit Index on Page ____

                    CONTENTS OF REGISTRATION STATEMENT

                             The Facing Sheet

                    The Contents Page Cross-Reference Sheet

                                  PART A

                                Prospectus

                                  PART B

                 Statement of Additional Information PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits

                               VARIABLE ACCOUNT A

                         KEYPORT LIFE INSURANCE COMPANY

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page

 2. . . . . . . . . .Definitions
 3. . . . . . . . . .Summary of Certificate Features
                     Fee Table
                     Examples
                     Explanation of Fee Tables and Examples
 4. . . . . . . . . .[Condensed Financial Information]
                     Performance Information
 5. . . . . . . . . .Keyport and the Variable Account
                     Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                     Transfer of Variable Account Value
                     Substitution of Eligible Funds and Other Variable
                       Account Changes
                     Modification of the Certificate
                     Death Provisions for Non-Qualified Certificates
                     Death Provisions for Qualified Certificates Certificate Ownership
                     Assignment
                     Partial Withdrawals and Surrender
                     Annuity Benefits
                     Suspension of Payments
                     Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                     Death Provisions for Qualified Certificates Annuity
                        Options
10. . . . . . . . . .Purchase Payments and Applications
                     Variable Account Value Valuation Periods
                     Net Investment Factor Sales of the Certificates
11. . . . . . . . . .Partial Withdrawals and Surrender
                     Option A: Income For a Fixed Number of Years
                     Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14. . . . . . . . . .Table of Contents - Statement  of  Additional Information

                     Caption in Statement of Additional Information
15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements

This Amendment No. 16 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a generic form of the Group and Individual Flexible Premium Deferred Annuity Contracts. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post Effective Amendment Nos. 10, 12, and 14 to the Registration Statement.

                                  PART A

***************************************************************************
**************************************************************************
     The information contained within double rows of asterisks is provided at the request of the staff of the Securities and Exchange Commission. It is not and will not be part of any documents delivered to purchasers or existing owners, and is included solely for purposes of clarifying the content of this registration statement. In addition, throughout the prospectus and statement of additional information ("SAI") that follow there are similar inserts that specifically summarize the parameters of change for the particular design feature.

     This registration statement includes a prospectus and SAI that describes a generic form of the Group and Individual Flexible Premium Deferred Annuity Contracts (the "Contracts") that are the subject of the registration statement. The prospectus and SAI contain numerous bracketed portions to indicate those portions which may be included or eliminated in any particular form of the Contracts, including but not limited to those, as follows:

                              death benefits;
                              funding media;
                            withdrawal rights;
                           transfer privileges;
                             annuity options;
                              other features
                      such as dollar cost averaging,
               asset allocation, systematic withdrawals, and
                           Account rebalancing.

     In all cases variations in other bracketed features, such as issue and annuity ages and interest rates, will be in conformity with state insurance law. Bracketed features representing maximum limits for which a range is not provided will not exceed, but may be less than, the amount shown. Bracketed features representing minimum limits for which a range is not provided will not be less than, but may exceed, the amount shown.

     The prospectus and SAI also include bracketed references to the fees and charges to be imposed under the particular form of the Contract. Of course, in each case, Keyport only will impose such charges in a manner and subject to the conditions of applicable rules. In connection with the various charges under the Contracts, Keyport and its separate accounts will rely upon and be limited by such rules as 0 1(e), 6c-8, and 22d-2 under the Investment Company Act of 1940, as amended, and in compliance with their respective requirements. Any descriptions of the potential range of fees and charges should be read in the context of such rules requirements.

     Each form of the Contracts will be offered pursuant to a separate prospectus and a separate or combined SAI, as appropriate. The content of all prospectuses and SAIs will be identical with respect to contractual and securities law related features to those contained in this registration statement, except for provisions that are bracketed and which will vary within the parameters established herein, and except for non-material changes consistent with the requirements of Rule 485(b) under the 1933 Act ("Rule 485(b)").

     Except as provided for by Rule 485(b), each prospectus and SAI and related exhibits will be filed pursuant to Rule 485(a) with a request for expedited or selective review consistent with precedent and the fact that all relevant disclosure is included in this Post-Effective Amendment No. 17.

***************************************************************************
***************************************************************************

---------------------------------------------------------------------------
                              Prospectus for

                            [Variable Annuity]

              Group And Individual Flexible Purchase Payment
                    Deferred Variable Annuity Contracts
                                 issued by
                            Variable Account A
                                    of
                      Keyport Life Insurance Company

This prospectus describes the [XXXXXXX] variable annuity group Contracts and Certificates offered by Keyport Life Insurance Company. The prospectus also offers the Certificates in the form of Individual Contracts, where required by certain states. All discussion of Certificates applies to the Contracts and Individual Contracts unless specified otherwise.

The Contracts and Certificates provide for accumulation of value on a variable [or fixed basis]. You may also elect to receive periodic annuity payments on [either a variable or] a fixed basis. This prospectus generally describes only the variable features of the Certificate. [For a summary of the Fixed Account and its features, see Appendix A.] The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments (except in Oregon where they are offered only on a single purchase payment basis).

We will allocate your purchase payments to the investment options [and the Fixed Account] in the proportions you choose. The Certificate currently offers [XXXXXXXX] investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the following Eligible
Funds:

***************************************************************************
***************************************************************************

     The terms XXXXX Trust, YYYYY Fund, and XX-1 Sub-account are included to indicate that disclosure relevant to an actual Eligible Fund will be provided. The actual names of the Eligible Funds and corresponding Sub-accounts will be included in the subsequent forms of the prospectus and SAI.

***************************************************************************
***************************************************************************



The Variable Account may offer other forms of the Contracts and Certificates with features, and fees and charges which vary from the Certificates, and provide for investment in other Sub-Accounts which may invest in different or additional mutual funds. Other Contracts and Certificates will be described in separate prospectuses and statements of additional information. [The agent selling the Contracts and Certificates has information concerning the eligibility for and the availability of the other forms of the Contracts and Certificates.]

You may not purchase a Certificate if either you or the Annuitant are [90] years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are [75] years old or older before we receive your application [(age [90] applies to Roth IRAs)].

The purchase of a Contract or Certificate involves certain risks. Investment performance of the Eligible Funds to which you may allocate purchase payments may vary. We do not guarantee any minimum Certificate Value for amounts allocated to the Eligible Funds. [Benefits provided by this Certificate, when based on the Fixed Account, may be subject to a market value adjustment, which may result in an upward or downward adjustment in withdrawal benefits, death benefits, settlement values, transfers to Eligible Funds, or periodic income payments.]

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. [The agent selling the Certificates has information concerning the eligibility for and the availability of the other certificates.]

This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at 125 High Street, Boston, MA 02110, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page ___ of this prospectus.


The date of this prospectus is _____________________, [1999].


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS
                                                               Page

Definitions
Summary of Certificate Features
Fee Tables
Examples
Explanation of Fee Tables and Examples

[Condensed Financial Information]
Performance Information
Keyport and the Variable Account


Purchase Payments and Applications
Investments of the Variable Account
Allocations of Purchase Payments
Eligible Funds
Transfer of Variable Account Value

Limits on Transfers

Substitution of Eligible Funds and Other Variable Account Changes
Deductions
  [Deductions for Certificate Maintenance Charge]
  Deductions for Mortality and Expense Risk Charge
  [Deductions for Daily Distribution Charge]
  [Deductions for Daily Administrative Charge]
  [Deductions for Contingent Deferred Sales Charge]
  [Deductions for Transfers of Variable Account Value]
  Deductions for Premium Taxes
  Deductions for Income Taxes
  Total Variable Account Expenses Other Services
The Certificates
  Variable Account Value Valuation Periods
  Net Investment Factor
  Modification of the Certificate
  Right to Revoke
Death Provisions for Non-Qualified Certificates
Death Provisions for Qualified Certificates
Certificate Ownership
Assignment
Partial Withdrawals and Surrender
Annuity Provisions
  Annuity Benefits
  Annuity Option and Income Date
  Annuity Option and Change in Income Date
  Annuity Options
  Variable Annuity Payment Values
  Proof of Age, Sex, and Survival of Annuitant
Suspension of Payments

[Year 2000 Matters]

Tax Status
  Introduction
  [Recent Developments]
  Taxation of Annuities in General
  Qualified Plans
  [Tax-Sheltered Annuities]
  Individual Retirement Annuities
  [Corporate Pension and Profit-Sharing Plans]
  [Deferred Compensation Plans with Respect to Service
     for State and Local Governments]
Variable Account Voting Privileges
Sales of the Certificates
Legal Proceedings
Inquiries by Certificate Owners
Table of Contents-Statement of Additional Information
[Appendix A-The Fixed Account (also known as the Modified
     Guaranteed Annuity Account)]
Appendix [B]-Telephone Instructions

                                DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account
Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate

Certificate Value: The [sum of the] Variable Account Value [and the Fixed Account Value].

Certificate Withdrawal Value: The Certificate Value [increased or decreased by a limited Market Value Adjustment] less any premium taxes [and] [Certificate Maintenance Charge] [and] [applicable Contingent Deferred Sales Charges].

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("We", "Us", "Our". "Keyport"): Keyport Life Insurance Company

[Covered Person: The person(s) identified in Certificate whose death may result in an adjustment of Certificate Value [and waiver of any Contingent Deferred Sales Charges] [and a waiver of any Market Value Adjustment] [or whose medically necessary stay in a hospital or nursing facility may allow the Certificate Owner to be eligible for either a total or partial waiver of the Contingent Deferred Sales Charge].]

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

[Fixed Account: Part of our general account to which purchase payments or Certificate Values may be allocated or transferred.]

[Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.]

[Guarantee  Period  Anniversary:  An anniversary of  a  Guarantee  Period's
Start Date.]

[Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.]

[Guarantee Period Year:  The twelve-month period begins on the Start  Date.
Guarantee   Period  Years  thereafter  begin  on  each  Guaranteed   Period
Anniversary.]

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code

[Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account].
Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.
Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.
Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our office.

                      SUMMARY OF CERTIFICATE FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, which are different from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account [and/or the Fixed Account].

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

[The Fixed Account is part of our "general account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Fixed Account, your accumulation value will increase at guaranteed interest rates and annuity payments will be of a fixed amount. Any surrender, withdrawal, transfer or annuitization of your values in the fixed account may be subject to a limited market value adjustment, which could increase or decrease the applicable amount. (See Appendix A for more information on the Fixed Account.)]

[If you allocate payments to both the variable and the fixed accounts, then the accumulation value and annuity payments will be variable in part and fixed in part.]

Purchase of the Certificate

You may (except in Oregon) make multiple purchase payments. The minimum initial payment is [$5,000]. [For individual retirement annuities the minimum payment is [$2,000]]. The minimum amount for each subsequent payment is [$1,000] or a lesser amount as we may permit from time to time which is currently [$250]. (see "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the accompanying prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

***************************************************************************
**************************************************************************

     TEXT HERE WILL LIST THE ELIGIBLE FUNDS
***************************************************************************
***************************************************************************
[XXXXX Trust]
[XX-1]
[XX-2]
[XX-3]

[YYYYY Fund]

[YY-1]
[YY-2]
[YY-3]

Fees and Charges

     [Contingent Deferred Sales Charge.
There are no sales charges at the time of your purchase payment. We may deduct a charge in the event of a total or partial surrender. That charge is based on a table of charges. See page ____. The charge will not exceed 7% of that portion of the amount surrendered that represents purchase payments made during the seven years immediately preceding the request for surrender. (see "Deductions for Contingent Deferred Sales Charge".)]

     Mortality and Expense Risk Charge.
We deduct a mortality and expense risk charge at an annual rate of [1.25]% of your average daily net asset value in the Variable Account. (See Deductions for Mortality and Expense Risk Charge".)

     [Distribution Charge.
We deduct a daily distribution charge at an annual rate of [.15%] of your daily net asset value in the Variable Account. (See "Deductions for Daily Distribution Charge".)]

     [Administrative Charge
We deduct a daily administrative charge at an annual rate of [.15%] of your daily net asset value in the Variable Account. (See "Deductions for Daily Administrative Charge".)]

     [Certificate Maintenance Charge.
We deduct an annual [$36] certificate maintenance charge from Variable Account Value for administrative expenses. Prior to the Income Date, we reserve the right to change this charge for future years. [In certain instances, this charge may be waived.] (See "Deductions for Certificate Maintenance Charge".)]

     Transfer Charge.
[Currently, there is no transfer charge.] However, the Certificate permits us to charge you up to [$25] for each transfer in excess of [12] in each year your contract is In Force.

     Premium taxes.
We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes".)

     Federal Income Taxes.
There are no federal income taxes on increases in the value of a Certificate until a withdrawal occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Certificate. Currently, a 10% federal penalty tax may also apply. (See "Tax Status".)

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. (See "Right to Revoke".) For most states, we will refund your Certificate Value, plus any distribution charges previously deducted, as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. In other states, we will return purchase payments. [In these other states, purchase payments will be allocated to the [XX-1] Sub-account during the "freelook" period plus an additional ten days.] You may ask us for the rules that apply to your state.

                                FEE TABLES

*************************************************************************
**************************************************************************

     Fee Tables will be completed in each Rule 485(a) filing.
**************************************************************************
**************************************************************************

                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                         0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):                 [7%

          Years from Date of Payment         Sales Charge
                    1                        7%
                    2                        6%
                    3                        5%
                    4                        4%
                    5                        3%
                    6                        2%
                    7                        1%
                    8 or later                    0%]

Maximum Total Certificate Owner Transaction Expenses
  (as a percentage of purchase payments):                     [7%]

Annual Certificate Maintenance Charge                         $[36]

                     Variable Account Annual Expenses
                  (as a percentage of average net assets)

Mortality and Expense Risk Charge:                     [1.25%]
[Distribution Charge:]                                 [ .15%]
[Administrative Charge:]                               [ .15%]
Total Variable Account Annual Expenses:                [1.55%]

              [XXXXX Trust and YYYYY Fund] Annual Expenses[1] (as a
                  percentage of average net assets)

                 Management         Other           Total Fund
                    Fees           Expenses          Operating
                [(After Any     [(After Any        Expenses [(After
               Waiver and/or     Waiver and/or     Any Waiver and/or
Fund          Reimbursement)][2] Reimbursement)][2]    Reimbursement)][2]


The above expenses for the Eligible Funds were provided by the Funds. We have not independently verified the accuracy of the information.


[[1][The XXXXX Trust] expenses are for [    ].  [The YYYYY Fund] expenses
[are estimated and] reflect the [YYYYY Fund's] [Manager's] [adviser's] agreement to reimburse expenses above certain limits (see footnote [2]).

[[2][YYYYY Fund's] manager has agreed [until [a/bb/cc]] to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund, [xxx% for YY-1; xxx% for YY-2 and xxx% for YY-3]. Each percentage shown in the parentheses is what expenses would be without any expense reimbursement: for [YY-1 xxx% for other expenses and xxx% for total expenses; for YY-2 - xxx% for other expenses and xxx% for total expenses; and for YYY-3 - xxx% for other expenses and xxx% for total expenses.]]

                                 EXAMPLES

[Example #1 - If you surrender your Certificate at the end of the periods shown you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.


Sub-Account 1 Year       3 Years      5 Years      10 Years


Example #2 - If you annuitize or if you do not surrender your Certificate at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.


Sub-Account 1 Year       3 Years      5 Years      10 Years]




Example  #3  -  If  your Certificate remains In Force through  the  periods shown, you would pay the expenses shown in Example #2 on a $1,000 investment, assuming 5% annual return on assets. ]

[Example -- If you annuitize or if you do not surrender your Certificate at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.


Sub-Account 1 Year       3 Years      5 Years      10 Years]


                  EXPLANATION OF FEE TABLES AND EXAMPLES

The purpose of the fee tables is to illustrate the expenses you may directly or indirectly bear under a certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

[We deduct contingent deferred sales charges only if you totally or partially surrender the Certificate. You will not incur a surrender charge in the following instances:

     1. In the first Certificate Year, you may withdraw an aggregate amount up to the Certificate's earnings. Earnings equal the Certificate Value at the time of withdrawal less the portion of the purchase payments not previously withdrawn.

      2. In the second and later Certificate Years you may withdraw:
            (a) earnings, and
            (b) an amount up to (i) 10% of the Certificate Value as of the preceding Certificate Anniversary, (ii) less earnings.]

The examples assume you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. [Currently, we do not impose any transfer fee.] Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 5%) from Certificate Value upon full surrender, death or annuitization.

[We waive the certificate maintenance charge on the first Certificate Anniversary and in certain other instances.]

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, ["Trust Management Organizations"] in the prospectus for [YYY Trust], and ["How the Funds are Managed"] in the prospectus for [XXX Fund].


                     [CONDENSED FINANCIAL INFORMATION]

                          PERFORMANCE INFORMATION


The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

The Sub-accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub account over a given period of time.

Average annual total return information shows the average percentage change in the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Certificate charges and deductions. [(This would include any contingent deferred sales charge that would apply you surrendered the Certificate at the end of each period indicated)]. Average total return does not include any premium taxes. Average total return would be lower if these taxes were included.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-accounts may present additional non-standardized total return information computed on a different basis:

(a)[First, the Sub-accounts may present total return information as described above, except deductions will not include the contingent deferred sales charge. This presentation assumes that the investment in the Certificate continues beyond the period when the contingent deferred sales charge applies. This is consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will be higher using this method than the standard method described above.]
(b)[Second,] the Sub-accounts may present total return information. It is calculated by dividing the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account [the contingent deferred sales charge,] [the certificate maintenance charge and] premium tax charges. The percentages would be lower if these charges were included.
(c)[Third, certain of the Eligible Funds have been available for other variable annuity contracts prior to the commencement of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on historical results of the Eligible Funds and applying the fees and charges of the Certificate for the specified time periods.]

The [XX-1] Sub-Account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not include [contingent deferred sales charges and] premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the [XX-1] Sub-Account in a similar manner but, when annualizing the yield, we assume income earned by the Sub account is reinvested. This compounding effect causes effective yield to be higher than yield.


                     KEYPORT AND THE VARIABLE ACCOUNT


We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.

We write individual life insurance and individual and group annuity contracts on a non-participating basis. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands. We are rated A (Excellent) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA for excellent financial security, Moody's rates us A2 for good financial strength and Duff & Phelps rates us AA- for very high claims paying ability. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. S&P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S&P AA category, only AA+ is higher. The Moody's "2" modifier means that we are in the middle of the A category. The Duff & Phelps "-" modifier signifies that we are at the lower end of the AA category. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are indirectly owned by Liberty Financial Companies, Inc. and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.


                    PURCHASE PAYMENTS AND APPLICATIONS

***************************************************************************
***************************************************************************

     The minimums and maximums described in the following paragraph may vary within any limits permitted under state insurance law and Keyport's administrative guidelines in existence at the time of issuance of the Certificate.

***************************************************************************
***************************************************************************



The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is [$5,000] [and [$2,000] for individual retirement annuities]. You may make additional purchase payments. Each subsequent purchase payment must be at least [$1,000] or any lesser amount we may permit, which is currently [$250]. We may reject any purchase payment or any application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:

     o We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.
     o We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.


                    INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

***************************************************************************
***************************************************************************

     The percentage of required allocations to each Sub-Account may vary from 1% to 10%.

***************************************************************************
***************************************************************************


We will invest the purchase payments you applied to the Variable Account in the Eligible Fund Sub-accounts chosen by you. Your selection must specify the percentage of the purchase payment that is allocated to each Subaccount [or must specify the asset allocation model selected. (See "Other Services, The Programs".)] The percentage for each Sub-account, if not zero, must be at least [10%] and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorneyin-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub accounts as permitted by applicable law.


Eligible Funds


The Eligible Funds are the separate funds of [XXXXX Trust, the separate funds of YYYYY Fund]. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Sub-accounts in which the Eligible Funds invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: [YYY Fund] ["Sales and Redemptions"] [XXX Trust] ["The Trust"].


**************************************************************************
**************************************************************************

     TEXT HERE WILL DESCRIBE INDIVIDUAL INVESTMENT ADVISERS

**************************************************************************
**************************************************************************


We have briefly described the Eligible Funds below. You should read the current prospectus for the Eligible Funds for more details and complete information. The prospectus is available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466.


Eligible Funds of [XXXXX Trust]
and Variable Account Sub-Accounts       Investment Objective

**************************************************************************
**************************************************************************

     TEXT HERE WILL DESCRIBE FUNDS AND INVESTMENT OBJECTIVES

**************************************************************************
**************************************************************************

Eligible Funds of [YYYYY Fund]
and Variable Account Sub-Accounts            Investment Objective

**************************************************************************
**************************************************************************

     TEXT HERE WILL DESCRIBE FUNDS AND INVESTMENT OBJECTIVES

**************************************************************************
**************************************************************************

Transfer of Variable Account Value

**************************************************************************
**************************************************************************

     The number of transfers will vary between zero (0) and the maximum number that Keyport determines is consistent with interpretations of applicable tax law restrictions on contract owner control which may permit an unlimited number of transfers. The transfer charge, if any, imposed on transfers in excess of the stipulated number will not exceed $50. The maximum number of free transfers, assuming the imposition of a transfer charge, will be 12. The minimum amount that may be transferred will range between $0 and $500, and the minimum required remaining Sub-Account Value ranges between $0 and $100.

**************************************************************************
**************************************************************************


You may transfer Variable Account Value from one Sub-account to another Sub account [and/or to the Fixed Account]. [See "Recent Developments".]

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do [not] limit the number or frequency of transfers. [The minimum amount of Variable Account Value that may be transferred is [$500] and the remaining Variable Account Value in the Sub-account is [$100]]. We do [not] charge a transfer fee for each transfer in excess of [12] in each Certificate Year, except as follows:

    o We impose a transfer limit of one transfer every thirty days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

    o We limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

    o We treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for thirty days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may cause an adverse affect on the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate owners must indirectly bear.

We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed [$25].

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix [B]. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day.
We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes


If shares of any of the Eligible Funds are no longer available for investment by the Variable Account or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

     o    to operate the Variable Account in any form permitted by law;
     o to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

     o to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;

     o    to add, combine or remove Sub-accounts in the Variable Account;
          and

     o to change how charges are assessed, so long as the total charges do not exceed the maximum amount that may be charged the Variable Account and the Eligible Funds in connection with the Certificates.


                                DEDUCTIONS

[Deductions for Certificate Maintenance Charge

**************************************************************************
**************************************************************************

     The Certificate Maintenance Charge will not exceed a maximum dollar amount of $100. Under certain forms of the Certificate
     Keyport may not impose any Certificate Maintenance Charge. The amount of purchase payments necessary to support a waiver of the charge ranges between $1000 and $5000.

**************************************************************************
**************************************************************************

We charge an annual certificate maintenance charge of [$36] per Certificate Year. Before the Income Date we do not guarantee the amount of the certificate maintenance charge and may change it. This charge reimburses us for our expenses incurred in maintaining your Certificate.

Before the Income Date, we will deduct the certificate maintenance charge from the Variable Account Value on each Certificate Anniversary and on the date of any total surrender not falling on the Certificate Anniversary. [We will waive this charge before the Income Date if:

    [o   it is the first Certificate Anniversary;]
    [o the Certificate Value is at least [$40,000] on the date we impose this charge, or ]
    [o in the prior Certificate Year, purchase payments of at least [$2,000] have been made and you have not made any partial withdrawals.]]

On the Income Date, we will subtract a pro-rata portion of the charge due on the next Certificate Anniversary from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. We will deduct the charge proportionally from each Sub account based upon the value each Sub-account bears to the Variable Account Value.

Once annuity payments begin, the certificate maintenance charge is guaranteed not to increase. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.

[We will waive the charge on and after the Income Date for the current year if:

     o   you have selected variable annuity Option A; and

     o the present value of all of the remaining payments is at least $40,000 at the time of the first payment of the year.]


**************************************************************************
**************************************************************************

     The Mortality and Expense Risk Charge as stated in the body of the prospectus will vary between 35 and 125 basis points. The variations will depend upon the precise combination of features incorporated into the particular form of the Certificate.

**************************************************************************
**************************************************************************

Deductions for Mortality and Expense Risk Charge


Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits in "Death Provisions". [We also assume an expense risk that the daily administrative charge will not be sufficient to cover our administrative expenses.] [We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.]

We deduct a mortality and expense risk charge from each Sub-account. The mortality and expense risk charge is equal, on an annual basis to [.35 1.25]% of the average daily net asset value of the Sub-account. We deduct the charge both before and after the Income Date. [We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and other persons specified in "Sales of the Certificates".] [Additionally, we may, in certain circumstances described in "Sales of the Certificates" offer to credit additional interest from our general account to a purchase payment upon receipt as an allowance for future deductions of the mortality and expense risk charge.]


[Deductions for Daily Distribution Charge

**************************************************************************
**************************************************************************

     A daily Distribution Charge may not apply to all forms of the Certificate. It will be imposed at a maximum rate of 15 basis points of net assets when such imposition combined with any contingent deferred sales charge does not result in the imposition of sales charges that exceed 9% of Purchase Payments.

**************************************************************************
**************************************************************************

We do not deduct the distribution charge during the annuity period. We deduct from each Sub-account for each valuation period a daily distribution charge equal on an annual basis to 0.[15]% of the average daily net asset value of each Sub-account. This charge compensates us for certain sales distribution expenses relating to the Certificate.

We will not deduct this charge from your Sub-account values once we have reached the maximum cumulative distribution charge limit. We do not deduct this charge from the values of to Certificates issued to our employees and other persons specified in "Sales of the Certificates". We may decide not to deduct the charge from Sub-account values attributable to a Certificate issued in an internal exchange or transfer of an annuity contract of our general account.]


[Deductions for Daily Administrative Charge

**************************************************************************
**************************************************************************

     A daily Administrative Charge may not apply to all forms of the Certificate. The maximum daily Administrative Charge will be 15 basis points. This charge may be adjusted giving consideration to the amount of the Certificate Maintenance Charge.

**************************************************************************
**************************************************************************


We deduct from each Sub-account each valuation period an administrative charge equal on an annual basis to [0.15]% of the average daily net asset value of the Sub-account. This charge compensates us for a portion of the administrative expenses relating to the Certificate.]


[Deductions for Contingent Deferred Sales Charge

**************************************************************************
**************************************************************************

     The Contingent Deferred Sales Charge may not apply to all forms of the Certificate. The Contingent Deferred Sales Charge, including any amounts deducted through the daily Sales Charge, will not exceed 9% of Purchase Payments. The Contingent Deferred Sales Charge, not including any amount deducted through the daily Sales Charge, will in no event exceed a duration of 7 years and 7%.

**************************************************************************
**************************************************************************


We do not deduct a sales charge from the Certificate when you purchase it. We may deduct such a charge if you surrender your Certificate.

To determine whether we will deduct a contingent deferred sales charge if you surrender your Certificate, we maintain a separate set of records. These records identify the date and amount of each purchase payment you have made and the Certificate Value over time. This allows us to determine if a charge is due with respect to a particular purchase payment.

You may make partial surrenders during the Accumulation Period without incurring a contingent deferred sales charge. During the first Certificate Year, you may withdraw an amount up to the Certificate's earnings. Earnings equal the Certificate Value at the time of withdrawal, less purchase payments not previously withdrawn. Beginning with the second Certificate Year, you may withdraw earnings, and an amount up to 10% of the Certificate Value on the prior Certificate Anniversary, less earnings. We will deduct a contingent deferred sales charge with respect to withdrawals in excess of these amounts.

We will deduct the contingent deferred sales charge resulting from an excess withdrawal in any Certificate Year from the purchase payments beginning with the oldest payment until we have deducted the full amount.

The amount of the contingent deferred sales charge we deduct will equal the amount of your surrender multiplied by the applicable percentage for the number of years that have elapsed from the date of the purchase payment to the date of surrender. We measure years from the date of each purchase payment you make. The applicable percentages for each year are [[7%] during the first year, [and decreasing by 1% each following year] until the percentage is [0%]]. We will deduct the contingent deferred sales charges from the Sub-accounts [and the Fixed Account] in the same manner as we deduct the amount you surrender.

We keep a record of all amounts we have deducted for all contingent deferred sales charges [and daily distribution charges]. We will never deduct more than a total of 9% from your purchase payments for sales [and distribution charges].

The contingent deferred sales charge is used to cover the expenses of selling the Certificate, including compensation paid to selling dealers and the cost of sales literature. We pay any expenses not covered by the charge from our general account, which may include monies deducted from the Variable Account for the mortality and expense risk charge.

We will waive the contingent deferred sales charge in the event a Covered Person is confined in a medical facility in accordance with the provisions and conditions of an endorsement to the Certificate relating to such confinement.

The contingent deferred sales charge is not applicable to Certificates issued to our employees and other persons specified in "Sales of the Certificates".

[We may reduce or change any contingent deferred sales charge percentage to 0% under a Certificate issued in an internal exchange or transfer of an annuity contract from our general account.]

[Under the "Systematic Withdrawal Program" on page ____ and under other permitted circumstances, we may allow the 10% withdrawal amount to be available in the first Certificate Year. If so, the initial purchase payment will be substituted for the Certificate Value.]]


[Deductions for Transfers of Variable Account Value

**************************************************************************
**************************************************************************

     The charge for transfers will range from zero to an amount not to exceed $50.
**************************************************************************
**************************************************************************

The Certificate allows us to charge a transfer fee. [Currently we do not charge such a fee.] We will notify you prior to imposition of any fee and the fee will not exceed $[50].]


Deductions for Premium Taxes


We deduct the amount of any premium taxes levied by any state or governmental entity. Currently, we deduct premium taxes from Certificate Value upon full surrender, death or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total purchase payments or Certificate Value.


Deductions for Income Taxes


We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" [and "Tax-Sheltered Annuities"].


Total Variable Account Expenses


Total Variable Account expenses you will incur will be [the certificate maintenance charge,] the mortality and expense risk charge, [the daily distribution charge,] [and the daily administrative charge.]

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectuses for the Eligible Funds describe these deductions and expenses.


                              [OTHER SERVICES

**************************************************************************
**************************************************************************

      Each of the following Programs may or may not be offered under any form of the Certificate. If only one Program is offered, the plural nature of the first two paragraphs will be adjusted accordingly. The minimum amount that may be transferred under the Dollar Cost Averaging Program ranges between $75 and $750. The required notice period for the Rebalancing Program will not exceed thirty days. The minimum Purchase Payment for the Systematic Investment Program ranges between $50 and $1000. The minimum amount that may be withdrawn under the Systematic Withdrawal Program ranges between $100 and $250.
**************************************************************************
**************************************************************************

[The Program[s]]. We offer the following investment related programs which are available only prior to the Income Date:

      o      [asset allocation ];

      o      [dollar cost averaging];

      o      [systematic investment]; and

      o      [systematic withdrawal] programs.

[A rebalancing program is available before and after the Income Date.] Under each program that uses transfers, the transfers between and among Sub accounts [and the Fixed Account] are not counted as one of the [twelve] free transfers. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program.

If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-accounts [or the Fixed Account] Certificate Value may be transferred. We describe the current conditions and procedures in Appendix [B].

[Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis from the [XX-1] Sub Account [or the One-Year Guarantee Period of the Fixed Account] to one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the [XX-1] Sub-Account [or the One-Year Guarantee Period.] We reserve the right to limit the number of Sub-accounts you may choose; currently there are no limits.

If you wish to participate in the program, you must specify in writing the [XX-1] Sub-Account [or the One Year Guarantee Period] from which you want the transfers made. You must also tell us the monthly amount you want transferred [(minimum $100)] and the Sub-account(s) to which you want the transfers made. The first transfer will occur about 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period. If you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments or by transferring Certificate Value to the [XX-1] Sub-Account [or the One Year Guarantee Period.]

You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made, or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix [B], and you will be notified prior to any changes.]

[Asset Allocation Program. You may select from five asset allocation model portfolios separately developed by Ibbotson Associates and Standard &

Poor's:

     o     Model A -- Capital Preservation,

     o     Model B -- Income and Growth,

     o     Model C -- Moderate Growth,

     o     Model D -- Growth, and

     o     Model E -- Aggressive Growth.

If you elect one of the models, we will automatically allocate initial and subsequent purchase payments among the Sub-accounts in the model. You may use only one model in a Certificate at a time. You may use a questionnaire and scoring system to determine the model that corresponds to your risk tolerance and time horizons.

Periodically Ibbotson Associates and Standard & Poor's will review the models and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

[The Fixed Account is not available in any asset allocation model. You may allocate initial or subsequent purchase payments, or Certificate Value, between an asset allocation model and the Fixed Account.]

[Rebalancing Program. If you elect purchase payment percentage allocations, we will automatically rebalance the Certificate Value of each Sub-account on the last day of [the] [either] [month,] [calendar quarter,] [or] [year] to match your current purchase payments percentage allocations. You may terminate the program at any time or change the percentages by notifying us in writing. We must receive your changes [thirty (30)] days before the end of the [period selected] [month] [calendar quarter] [year]. [Certificate Value allocated to the Fixed Account is not included in the rebalancing program.] After the Income Date, the rebalancing program applies only to variable annuity payments and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each Sub-account annuity payment.]

[Systematic Investment Program. You may make purchase payments for Non Qualified Certificates through monthly deductions from your bank account [or payroll]. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or from your sales representative. There is a current minimum of [$50] per payment for the program.]

[Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of [$100]. [You may make systematic withdrawals from [only] [the] [any] Sub Account[s] [[or][and] the [One][, Three][, Five][and Seven] [Year] Guarantee Period[s] of the Fixed Account.]

[In each Certificate Year, you may withdraw portions of Certificate Value without any contingent deferred sales charge ("free withdrawal amount"). If your withdrawals under the program exceed the free withdrawal amount, the excess will be subject to the applicable contingent deferred sales charge. We will add any unrelated voluntary partial withdrawal you make during a Certificate Year with withdrawals pursuant to the program to determine the applicability of any contingent deferred sales charge.]

Unless you specify the Sub-account(s) [or the Fixed Account] from which you want withdrawals of Certificate Value made or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling the number of Accumulation Units equal in value to the amount to be distributed to you [and to the amount of any applicable contingent deferred sales charge].

[You may combine the program with all other programs [except the Systematic Investment Program].]

[It may not be advisable to participate in the systematic withdrawal program [and incur a contingent deferred sales charge] when making additional purchase payments under the Certificate.]]


                             THE CERTIFICATES

Variable Account Value


The Variable Account Value for a Certificate is the sum of the value of each Sub-account where you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.


Valuation Periods


We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (EST) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Net Investment Factor


Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per Unit. We determine the Unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula: (a , b) - c, where:

(a) is equal to:

          (i) the net asset value per share of the Eligible Fund at the end of the valuation period; plus

          (ii) the per share amount of any distribution the Eligible Fund made if the "ex-dividend" date occurs during that same valuation period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)  is equal to:

      (i) the valuation period equivalent of the mortality and expense risk charge; plus

    [(ii) the valuation period equivalent of the daily distribution charge; plus]

   [(iii) the valuation period equivalent of the daily administrative charge; plus]

   [(iv)] a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

[If we have deducted the maximum cumulative sales charge, we will not deduct the daily distribution charge in (c)(ii) above.] For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is [.35]%[, and the daily [distribution][administrative] charge in
(c)[(ii)][(iii)] above is eliminated. We may eliminate the daily distribution charge in (c)(ii) above for certain Certificates issued in an internal exchange or transfer.]


Modification of the Certificate


Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretations of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.


Right to Revoke


You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the Certificate as if we never issued it and will refund either the Certificate Value or purchase payments, as required by state law. [If the Certificate is delivered in a state that requires the return of Certificate Value, Certificate Value will immediately be allocated to the Sub-accounts selected in the application. If the Certificate is delivered in a state that requires the return of purchase payments, Certificate Value will be allocated to the [XX-1] Sub-account (a Money Market Sub-account) for a period of 20 or 30 days if the particular state requires a "free-look" period of 10 or 20 days, respectively. After the "free-look" period, the Certificate Value will be allocated to the Sub accounts selected in the application.]

If we deliver your Certificate to you in California and you are age 60 or older, you may return the Certificate to us or to the agent from whom you purchased it. If you return the Certificate within 30 days after you receive it, we will refund the Certificate Value.


              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant.

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     One or more of the three Death Benefit options described below may be included under any form of the Certificate.
**************************************************************************
**************************************************************************

If, before the Income Date and the Certificate is In Force, you or any joint Certificate Owner dies or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Certificate Owner as of the decedent's date of death. And, if the decedent is the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the new Annuitant will be the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death. In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its Surrender Value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be [the decedent if he or she is the first to die among you], [any Joint Certificate Owner], [or Annuitant]. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA is the[ greater of the "net purchase payment death benefit"], [the current Certificate Value] [or the "greatest Anniversary Value"].

[The net purchase payment death benefit is:
     o    the initial purchase payment, plus
     o    any additional purchase payments, minus
     o    any partial withdrawals [and any applicable surrender charges].]

[Each day we determine the value of your Certificate during a Certificate Year, we will also value your "greatest Anniversary Value". The "greatest Anniversary Value" on the issue date is the initial purchase payment. Each day we will add to this amount any additional purchase payments made that day, and subtract an adjustment for withdrawals made that day. This adjustment equals the amount of the partial withdrawal:

     o divided by the Certificate Value immediately before the withdrawal; and

     o multiplied by the "greatest Anniversary Value" immediately before the withdrawal.

On each Certificate Anniversary, we compare the current Certificate Value to "greatest Anniversary Value", adjusted as described above. If the current Certificate Value exceeds the adjusted "greatest Anniversary Value", the current Certificate Value will become the new "greatest Anniversary Value". This new "greatest Anniversary Value" will be adjusted as described above during the following Certificate Year, if necessary. This process will continue until the Certificate Anniversary prior to the 81st birthday of the Covered Person. On this Certificate Anniversary, the greater of the current Certificate Value and the adjusted "greatest Anniversary Value" will become the new "greatest Anniversary Value". From that point on, the "greatest Anniversary Value" will not change unless subsequent purchase payments are made or withdrawals are taken, in which case the "greatest Anniversary Value" will be adjusted as described above.]


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**************************************************************************

The period of time during which the Surrender Charge may be waived following death ranges between 60 and 180 days.

**************************************************************************
**************************************************************************


When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account [and/or the Fixed Account] based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after we receive proof of the death, surrender the Certificate for the Certificate Value [without incurring any applicable contingent deferred sales charge]. [If the Designated Beneficiary surrenders the Certificate after the applicable 90 or 60 day period or surrenders it at any time after the death of a non-Covered Person, we will deduct any applicable contingent deferred sales charge.] If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

    o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

    o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

    o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, before the Income Date and while the Certificate is In Force, the Annuitant dies, the Annuitant is not a Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Certificate Owner. If the Annuitant is the first to die among the Certificate's primary Certificate Owner, joint Certificate Owner and Annuitant, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value is less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account [and/or the Fixed Account] based on the purchase payment allocation selection in effect when we receive due proof of death. The Certificate Owner may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Value [without incurring any applicable contingent deferred sales charge]. [If the Certificate Owner surrenders the Certificate after 90 days, we will deduct any applicable contingent deferred sales charge.]


                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES


Death of Annuitant. If the Annuitant dies before the Income Date while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount credited, if any, to the Variable Account [and/or the Fixed Account ]based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after we are notified of the death, surrender the Certificate for the Certificate Value [without incurring any applicable contingent deferred sales charge]. [If the Designated beneficiary surrenders the Certificate after the applicable 90 or 60 day period, we will deduct any applicable contingent deferred sales charge.]

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value [(without the deduction of any applicable contingent deferred sales charge)] to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

    o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

    o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

    o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.


                           CERTIFICATE OWNERSHIP


You shall be the person designated in the application and may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.


                                ASSIGNMENT


You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.


                     PARTIAL WITHDRAWALS AND SURRENDER

**************************************************************************
**************************************************************************
     The minimum amount to be withdrawn will range between $100 and
      $500 and required Certificate Value following a withdrawal will range between $500 to $2500.

**************************************************************************
**************************************************************************


You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is [$300]. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $[2,500], we will treat the request as a withdrawal of only the amount over $[2,500]. [The amount withdrawn will include any applicable contingent deferred sales charge and may be greater than the amount of the surrender check requested.] Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. [If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.]

You may totally surrender the Certificate notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity payment option with any surrender benefit of at least $5,000. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not surrender annuity options based on life contingencies after annuity payments have begun. You may surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout.

Because of the potential tax consequences of a full or partial surrender, you should consult a competent tax adviser regarding a surrender.


                            ANNUITY PROVISIONS

Annuity Benefits


If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by:

     o    applying payments to the option you choose for your Certificate
          Value,

     o [increasing or decreasing your Certificate Value by applying by a limited market value adjustment of Fixed Account Value described in Appendix A,] [and]

     o    subtracting any premium taxes not previously deducted, [and

     o subtracting any applicable certificate maintenance charge]on the Income Date in accordance with the option selected.


Annuity Option and Income Date


You may select an Annuity Option and Income Date at the time of application. If you do not select an Annuity Option, we automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

     o    the later of the Annuitant's 90th birthday and the 10th
          Certificate Anniversary, and

     o    any maximum date permitted under state law.


Change in Annuity Option and Income Date


You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date. However, any Income Date must be:

    o for fixed annuity options, not earlier than the first Certificate Anniversary, and

    o     not later than the earlier of

          (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and

          (ii) any maximum date permitted under state law.


Annuity Options

**************************************************************************
**************************************************************************

     Keyport does not currently anticipate offering any additional variable annuity options, but may offer additional fixed annuity options. Any additional variable annuity options would be limited to those that could be added by a filing pursuant to Rule 497 or Rule 485(b).

**************************************************************************
**************************************************************************

The Annuity Options are:

     Option A: Income for a Fixed Number of Years;

     Option B: Life Income with 10 Years of Payments Guaranteed; and

     Option C: Joint and Last Survivor Income.


You may arrange other options if we agree. Each option is available in two forms-as a variable annuity for use with the Variable Account and as a fixed annuity for use with [our general account] [Fixed Account]. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:

    o [deducting from the [Fixed Account Value], [increased or decreased by a limited market value adjustment described in Appendix A][, any premium taxes not previously deducted and any applicable certificate maintenance charge];

    o    dividing the remainder] by $1,000; and
    o    multiplying the result by the greater of:
         (i) the applicable factor shown in the appropriate table in the Certificate; and
        (ii) the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option
B. Unless you choose otherwise, we will apply:

(a) Variable Account Value (less any premium taxes not previously deducted [and less any applicable certificate maintenance charge]) in its entirety to a variable annuity option, [and]

(b) [Fixed Account Value, increased or decreased by a limited market value adjustment described in Appendix A less any premium taxes not previously deducted, to a fixed annuity option.]

The same amount applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to such a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor over [50] [You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment]. [We refer to Option A as Preferred Income Plan (PIP).] At any time while we are making variable annuity payments, the payee may elect to receive the following amount:

[(a)] the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (For the variable annuity this interest rate is [6%] per year [(5% per year for Oregon and Texas Certificates)], unless at the time you chose Option A you selected [3]% per year in writing); [less

(b) any contingent deferred sales charge due by treating the value defined in (a) as a total surrender. Instead of receiving a lump sum, the payee may elect another payment option [and we will not reduce the amount applied to the option by the market value adjustment above].

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

(a) we will continue payments during the remainder of the period to the successor payee; or

(b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is [6%] per year [(5% per year for Oregon and Texas Certificates)], unless the payee chose [3]% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

[You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into twelve equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current twelve monthly payments to commute any unpaid monthly payments.] See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

(a) we will continue payments during the remainder of the period to the successor payee; or
(b) such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is [6%] per year [(5% per year for Oregon and Texas Certificates)], unless the payee had chosen [3]% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.


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The frequency with which Certificate Owners may transfer the Sub-accounts from which variable annuity payments are made with vary between 0 and an unlimited number of times during periods varying between 1 and 12 months.

**************************************************************************
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Variable Annuity Payment Values


We determine the amount of the first variable annuity payment by using an annuity purchase rate based on an assumed annual investment return of [6%] per year [(5% per year for Oregon and Texas Certificates)], unless you choose [3]% in writing. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to:

    [(a)] the sum of all Sub-account payments; [less
     (b) the pro-rata amount of the annual certificate maintenance charge.]

Currently, there is [no limit] on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.


Proof of Age, Sex, and Survival of Annuitant


We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.


                          SUSPENSION OF PAYMENTS


[We reserve the right to postpone surrender payments from the Fixed Account for up to six months.] We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

     (a) the New York Stock Exchange is closed other than customary weekend or holiday closings;
     (b)  trading on the Exchange is restricted;
     (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
     (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                            [YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications that are affected by the Year 2000 issue could impact our business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

We are assessing and addressing the Year 2000 issue by implementing a four step plan. The first two steps involve conducting an inventory of all computer applications which support our business functions and prioritizing computer applications which are affected by the Year 2000 issue, based upon the degree of impact each application has on the functioning of our business units. The first two steps of the plan are substantially complete. The final two steps of the four-step plan involve repairing and replacing affected computer programs and testing them for Year 2000 readiness. For computer applications which are "mission critical" (i.e., their failure would result in our complete inability to perform critical business functions), we expect to complete the final two steps of the plan by June, 1999. We expect to complete the repair and replacement of non-critical computer applications by December 31, 1999.

We believe the Year 2000 issue could have a material impact on our operations if we do not implement the four-step plan in a timely manner. However, based upon our progress, we believe we will meet our timetable, and the Year 2000 issue will not pose significant operational problems for our computer systems.

We do not expect the cost of addressing the Year 2000 issue to be material to our financial condition or results of operations.]


                                TAX STATUS

Introduction


This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, this discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.


Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.


Surrenders, Assignments and Gifts. If you fully surrender your Certificate, the portion of the payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after your death or the death of the Annuitant is taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under
Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values [allocated to Variable Account Value] by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values [allocated to Fixed Account Value] bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

    o    after the taxpayer attains age 59-1/2;
    o in a series of substantially equal payments made for life or life expectancy;
    o after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);
    o    if the taxpayer becomes totally and permanently disabled; or
    o under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided only that one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. [See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).]

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
 (a) the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates";
 (b) purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and
 (c) purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
         (i)  the penalty tax does not apply to any distribution;
        (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income;
              and
       (iii) assignments are not treated as surrenders subject to taxation. We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation. [See "Recent Developments".]

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.


Qualified Plans

The Certificate is for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

[Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity"
(TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only:

(a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or

(b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.


If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another TSA or IRA.]


Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a
Section 408(b) Individual Retirement Annuity.

[Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.]

[Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.]

                    VARIABLE ACCOUNT VOTING PRIVILEGES


In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.


                         SALES OF THE CERTIFICATES

***************************************************************************
***************************************************************************

     Another registered broker-dealer that is an affiliate of Keyport may serve as the principal underwriter of the Certificates.

***************************************************************************
***************************************************************************


[Keyport Financial Services Corp. ("KFSC")] serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us [KFSC's corporate parent] as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into distribution agreements with [KFSC]. [KFSC] is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at [125 High Street, Boston, Massachusetts 02110].


**************************************************************************
**************************************************************************

      The maximum compensation payable on the sale of Certificates is 7.00%.

**************************************************************************
**************************************************************************


[A dealer selling the Certificate [may] receive[s] [no commission] [up to [6.25%] of purchase payments] [and additional compensation later based on the Certificate Value of those payments. The percentage may increase to [7.00]% during certain time periods Keyport and [KFSC] select.] [In addition, under certain circumstances, we or certain of our affiliates, under a marketing support agreement with [KFSC] may pay certain sellers for other services not directly related to the sale of the Certificates such as special marketing support allowances.]]

[We may sell Certificates with lower or no dealer compensation (1) to a person who is an officer, director, or employee of ours, or an affiliate of ours, [a trustee or officer of an Eligible Fund,] [an employee of the investment adviser or sub-investment adviser of an Eligible Fund,] [or an employee or associated person of an entity which has entered into a sales agreement with the principal underwriter for the distribution of Certificates,] or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that [(1) they are not subject to the deduction for the [certificate maintenance charge,] [the asset-based distribution charge] [or the contingent deferred sales charge] and (2)] they have a mortality and expense risk charge of 0[.35]% per year. ]


***************************************************************************
***************************************************************************

     The exchange program, including the crediting of interest equal to 3%, only applies to the particular version of the Contract and Certificates that were initially declared effective in Post-Effective No. 1 on October 25, 1996. The exchange program will not be made available under any other current or future version of the Contract and Certificates contained in this Registration Statement.

***************************************************************************
***************************************************************************


[We may sell Certificates with lower or no dealer compensation as part of an exchange program for other fixed ("Old FA") and variable ("Old VA") annuity contracts we previously issued. A Certificate issued in exchange for an Old VA will be issued with an exchange endorsement. One effect of the endorsement is that we will not assess a contingent deferred sales charge under the Old VA at the time of the exchange. We will calculate any contingent deferred sales charge assessed under the Certificate in relation to the initial purchase payment (i.e., the amount exchanged) based on the actual time of each purchase payment under the Old VA. The endorsement also provides that we will not refund the amount described in "Right to Revoke" if the Certificate is returned. Instead, we will return the Old VA to the owner and treat it as if no exchange had occurred.

Additionally, under such an exchange program, we may offer to credit the initial purchase payment upon receipt with additional interest equal to 3% of the purchase payment. Interest credited represents an allowance for future deductions of the mortality and expense risk charge consistent with anticipated cost savings. Such interest will be allocated on a pro-rata basis to the Sub-accounts you select. We will deduct the interest from the Certificate Value payable in the event you return the Certificate pursuant to the "Right to Revoke" provision.] [See "Recent Developments".]


                             LEGAL PROCEEDINGS


[There are no legal proceedings to which the Variable Account or the principal underwriter are a party. We are engaged in various kinds of routine litigation which in our judgment is not of material importance in relation to our total capital and surplus.]


                      INQUIRIES BY CERTIFICATE OWNERS


You may write us with questions about your Certificates to Keyport Life Insurance Company, Client Service Department, 125 High Street, Boston, MA 02110, or call (800) 367-3653.




           TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION


                                                                Page
Keyport Life Insurance Company
Variable Annuity Benefits
  Variable Annuity Payment Values Re-Allocating Sub-Account Payments
Custodian
Principal Underwriter
Experts
Investment Performance
  [Average Annual Total Return for a Certificate
        that is Surrendered [and for a Certificate that Continues]] [Change in Accumulation Unit Value]
  Yield[s] for [XX-1] Sub-Accounts
Financial Statements
  Variable Account [A]
  Keyport Life Insurance Company

***************************************************************************
***************************************************************************

    The Certificate may or may not provide for a Fixed Account Option.

***************************************************************************
***************************************************************************

                                [APPENDIX A

THE FIXED ACCOUNT [(ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)]

                               Introduction


[THE FIXED ACCOUNT VALUES THE CERTIFICATE PROVIDES ARE SUBJECT TO A MARKET VALUE ADJUSTMENT. THE ADJUSTMENT MAY RESULT IN UPWARD OR DOWNWARD ADJUSTMENTS IN AMOUNTS TRANSFERRED AND AMOUNTS PAID TO YOU OR OTHER PAYEES (INCLUDING WITHDRAWALS, SURRENDERS, DEATH BENEFITS, AND AMOUNTS APPLIED TO PURCHASE ANNUITY PAYMENTS). IN NO EVENT WILL A DOWNWARD MARKET VALUE ADJUSTMENT REDUCE TO LESS THAN 3% PER YEAR THE INTEREST RATE APPLIED TO AMOUNTS ALLOCATED TO A GUARANTEED PERIOD. PAYMENTS MADE FROM FIXED ACCOUNT VALUES AT THE END OF THEIR GUARANTEE PERIOD ARE NOT SUBJECT TO THE MARKET VALUE ADJUSTMENT.]

Purchase payments allocated to the Fixed Account option become part of our general account. Because of applicable exemptive and exclusionary provisions in the securities laws, interests in the Fixed Account options have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account an investment company under the Investment Company Act. The general account, the Fixed Account option, and any interest therein, are not subject to regulation under the 1933 Act or the Investment Company Act. We understand that the Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.


Investments in the Fixed Account and Capital Protection Plus


We will allocate purchase payments to the Fixed Account in accordance with your selection in the application. Any selection must specify that percentage of the purchase payment you want to allocate to each Guarantee Period of the Fixed Account. The percentage, if not zero, must be at least [5%]. You may change the allocation percentages without fee, penalty or other charge. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions from you. By authorizing us to accept telephone changes, you are agreeing to accept and be bound by the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix [B] and we will notify you in advance of any changes.

We currently offer Guarantee Periods of 1, [3, 5, and 7] years. We may change at any time the number of Guarantee Periods we offer under newly issued and in-force Certificates, as well as the length of those Guarantee Periods. If we stop offering a particular Guarantee Period, existing Fixed Account Value in such Guarantee Period would not be affected until the end of the Period. (At that time, a Period of the same length would not be a transfer option.) Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value.

[We offer a Capital Protection Plus program that you may request. Under this program, we will allocate part of the purchase payment to the Guarantee Period you select so that such part, based on that Guarantee Period's interest rate in effect on the date of allocation, will equal at the end of the Guarantee Period the total purchase payment. We will allocate the rest of the purchase payment to the Sub-account(s) of the Variable Account based on your allocation instructions. If you surrender or transfer any part of the Fixed Account Value before the end of the Guarantee Period, the value at the end of that Period will not equal the original purchase payment amount.

As an example of Capital Protection Plus, assume we receive a purchase payment of $10,000 when the interest rate for the 7-year Guarantee Period is 6.75% per year. We will allocate $6,331 to that Guarantee Period, because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Sub account(s) you selected.]


Fixed Account Value

The Fixed Account Value at any time is equal to:

(a) all purchase payments allocated to the Fixed Account plus the interest credited on those payments; plus

(b) any Variable Account Value transferred to the Fixed Account plus the interest credited on the transferred value; less

(c) any prior partial withdrawals from the Fixed Account, including any charges therefor; less

(d)  any Fixed Account Value transferred to the Variable Account.

Interest Credits


We will credit interest daily (based on an annual compound interest rate) to purchase payments allocated to the Fixed Account at rates declared by us for Guarantee Periods of one or more years from the month and day of allocation. Any rate set by us will be at least [3%] per year.

Our method of crediting interest means that Fixed Account Value might be subject to different rates for each Guarantee Period you have selected in the Fixed Account. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for or transfer to another Guarantee Period as a purchase payment allocation.


[Application of Market Value Adjustment

Any surrender, withdrawal, transfer, or application to an Annuity Option of Fixed Account Value from a Guarantee Period of three years or more is subject to a limited market value adjustment, unless:

     (a) the effective date of the transaction is at the end of the Guarantee Period, or

     (b) the effective date of a surrender is within 90 days of the date of death of the first Covered Person to die.


If a market value adjustment applies to either a surrender or the application to an Annuity Option, we deduct any negative market value adjustment amount from, or add any positive market value adjustment amount to, the Certificate Value.

If a market value adjustment applies to either a partial withdrawal or a transfer, we deduct any negative market value adjustment amount from, or add any positive market value adjustment to, the partial withdrawal or transfer amount after we have deducted the withdrawal or transfer amount from the Fixed Account Value.


No market value adjustment is ever applicable to Guarantee Periods of fewer than three years.

Effect of Market Value Adjustment

A market value adjustment reflects the change in prevailing current interest rates since the beginning of a Guarantee Period. The market value adjustment may be positive or negative, but any negative Adjustment may be limited in amount (see "Market Value Adjustment Factor" below).

Generally, if the Treasury Rate for the Guarantee Period is lower than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, the application of the limited market value adjustment will result in a reduction of the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

Similarly, if the Treasury Rate for the Guarantee Period is higher than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the market value adjustment will result in an increase in the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.


We apply the market value adjustment before the deduction of any applicable surrender charges or applicable taxes.


Market Value Adjustment Factor


We compute the market value adjustment by multiplying the amount surrendered, withdrawn, transferred, or applied to a Payment Option, by the market value adjustment factor. The market value adjustment factor is calculated as the larger of Formula (a) and (b):


(a) (1+a)/(1+b)(n/12)-1

where:

"a" is the Treasury Rate for the number of Guarantee Period Years in the Guarantee Period;

"b" is the Treasury Rate for a period equal to the time remaining (rounded up to the next whole number of Guarantee Period Years) to the expiration of the Guarantee Period; and

"n" is the number of complete Guarantee Period Months remaining before the expiration of the Guarantee Period.

(b) (1.03)/(1+i)(y+d/#)-1

where:

"i" is the Guaranteed Interest Rate for the Guarantee Period;

"y" is the number of complete Guarantee Period Years that have elapsed in the Guarantee Period;

"d" is the number of days since the last Guarantee Period Anniversary or, if "y" is zero, the number of days since the start of the Guarantee Period; and

"#" is the number of days in the current Guarantee Period Year (i.e., the sum of "d" and the number of days until the next Guarantee Period
Anniversary).

In Formulas (1) and (2), all references to Guarantee Period, Guarantee Period Anniversary, Guarantee Period Month, and Guarantee Period Year relate to the Guarantee Period from which is being taken the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

As stated above, the Formula (b) amount will apply only if it is greater than the Formula (a) amount. This will occur only when the Formula (a) amount is negative and the Formula (b) amount is a smaller negative number. Formula (b) thus ensures that a full (normal) negative Market Value Adjustment of Formula (a) will not apply to the extent it would decrease the Guarantee Period's Fixed Account Value (before the deduction of any applicable surrender charges or any applicable taxes) below the following amount:

    (i)  the amount allocated to the Guarantee Period; less
   (ii)  any prior systematic or partial withdrawal amounts; less
  (iii) any prior amounts transferred to the Variable Account or to another Guarantee Period in the Fixed Account, plus
   (iv) interest on the above items (i) through (iii) credited annually at a rate of 3% per year.

Treasury Rates

The Treasury Rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in Formula (a) above. Weekly series are published at the beginning of the following week. The Determination Dates are the last business day prior to the first and fifteenth of each calendar month.


To determine "a", we use the weekly Series first published on or after the most recent Determination Date which occurs on or before the Start Date for the Guarantee Period, except that if the Start Date is the same as the Determination Date or the date of publication, or any date in between, we instead use the weekly Series first published after the prior Determination Date. To determine "b", we use the Weekly Series first published on or after the most recent Determination Date which occurs on or before the date on which the market value adjustment factor is calculated, except that if the calculation date is the same as the Determination Date or the date of publication, or any date in between, instead we use the weekly Series first published after the prior Determination Date.

If the number of years specified in "a" or "b" is not equal to a maturity in the Treasury Constant Maturity Series, we determine the treasury rate by straight line interpolation between the interest rates of the next highest and next lowest maturities.

If the Treasury Constant Maturity Series becomes unavailable, we will adopt a comparable constant maturity index or, if such a comparable index also is not available, we will replicate calculation of the Treasury Constant Maturity Series Index based on U.S. Treasury Security coupon rates.

End of A Guarantee Period


We will notify you in writing at least 30 days prior to the end of a Guarantee Period. At the end of the Guarantee Period, we will automatically transfer the Guarantee Period's Fixed Account Value to the Money Market Sub Account of the Variable Account unless we previously received your written instructions of:

 (a) election of a new Guarantee Period from among those we offer at that time; or
 (b) instructions to transfer the ending Guarantee Period's Fixed Account Value to one or more Sub-accounts of the Variable Account. A new Guarantee Period cannot be longer than the number of years remaining until the Income Date.]


Transfers of Fixed Account Value

***************************************************************************
***************************************************************************

The limits on the number of transfers will range between unlimited transfers and 12 per year. The limitations on transfers from the Fixed Account will range between 10% and 110%.

***************************************************************************
***************************************************************************


You may transfer Fixed Account Value from one Guarantee Period to another or to one or more Sub-accounts of the Variable Account subject to any applicable Market Value Adjustment. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to [xxx] transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value". [Transfers from the Fixed Account to the Variable Account are limited to [110%] of the Fixed Account Value at the beginning of the Certificate Year.] [We will waive this limitation if a systematic withdrawal program is in effect.] These limitations will not apply to any transfer made at the end of a Guarantee Period. You will be notified, in advance, of a change in the limitation on the number of transfers.

You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix [B] and if you have authorized telephone transfers you will be notified, in advance, of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before the 4:00 PM Eastern Time close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later we will execute at the close of the next business day.

We will deduct the amount of the transfer from the specified values in the manner stated in the next section below.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

                               [APPENDIX [B]

                          TELEPHONE INSTRUCTIONS

                 Telephone Transfers of Certificate Values


1. If there are Joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we nor any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

     o    we receive your written revocation,
     o    we discontinue the privilege, or
     o we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.


       Telephone Changes to purchase payment Allocation Percentages

                    Numbers 1-6 above are applicable.]

                                PROSPECTUS

                                  [DATE]

                              Distributed by:

                     [Keyport Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712]

                                Issued by:
                      Keyport Life Insurance Company
                  125 High Street, Boston, MA 02110-2712



  Yes. I would like to receive the Keyport [NAME OF ANNUITY] Statement of
                          Additional Information.

  Yes. I would like to receive the [NAME OF FUND] Statement of Additional
                               Information.

  Yes. I would like to receive the [NAME OF FUND] Statement of Additional
                               Information.

Name

Address

City, State Zip

                       BUSINESS REPLY MAIL
        FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA POSTAGE WILL
                     BE PAID BY ADDRESSEE

                     KEYPORT LIFE INSURANCE CO
                         125 HIGH STREET
                      BOSTON, MA 02110-2712

           NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES.

                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION




              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                    VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")




This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the [XX] variable
annuity  prospectus  dated                          , [1998].  The  SAI  is
incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. [It may also be obtained by writing
 .]


                             TABLE OF CONTENTS

                                                                Page
Keyport Life Insurance Company
Variable Annuity Benefits
  Variable Annuity Payment Values Re-Allocating Sub-Account Payments
Custodian
Principal Underwriter
Experts
Investment Performance
  [Average Annual Total Return for a Certificate that is Surrendered [and for a Certificate that Continues]]
  [Change in Accumulation Unit Value]
  Yield[s] for [XX-1] Sub-Account[s]
Financial Statements
  Variable Account [A]............................................
  Keyport Life Insurance Company


The date of this statement of additional information is           , [1998].

                      KEYPORT LIFE INSURANCE COMPANY
[Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, [1997], owned, indirectly, approximately [83]% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held).] For additional information about Keyport, see page 8 of the prospectus.

                         VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: [(a)] the sum of all Sub-Account payments; [less
(b) the pro-rata amount of the annual Certificate Maintenance Charge.]
The first payment for each Sub-Account will be determined by deducting [any applicable Certificate Maintenance Charge and] any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying
(a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

***************************************************************************
***************************************************************************

     The formula for the net investment factor will vary depending upon whether certain asset charges are imposed, as explained in the notes in the Prospectus. With regard to the AIR, the AIR will vary within the limits permitted under state insurance law, but no less than 3%.

***************************************************************************
***************************************************************************

When Keyport first purchased the Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

      (a) is equal to the net investment factor as defined in the prospectus [without any deduction for the Distribution Charge defined in (c)(ii) of the net investment factor formula]; and
      (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate
            (AIR). The AIR for Annuity Units based on the Certificate's annuity tables is [6]% per year [(5% per year for Oregon and Texas Certificates)]. [An AIR of 3% per year is also currently available upon Written Request.]

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a [3]% AIR is selected instead of a [6]% AIR but, all other things being equal, the subsequent [3]% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is [9]%, [6]%, [3]%, or [0]% between the time of the first and second payments. With an actual [9]% return, the [3]% AIR and [6]% AIR payments would both increase in amount but the [3]% AIR payment would increase by a larger percentage. With an actual [6]% return, the [3]% AIR payment would increase in amount while the [6]% AIR payment would stay the same. With an actual return of [3]%, the [3]% AIR payment would stay the same while the [6]% AIR payment would decrease in amount. Finally, with an actual return of [0%], the [3]% AIR and [6]% AIR payments would both decrease in amount but the [3]% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the [3]% AIR payment amount might become larger than the [6]% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the [3]% AIR payment amount will start out being smaller than the [6]% AIR payment amount but eventually the [3]% AIR payment amount will become larger than the [6]% AIR payment amount.

Re-Allocating Sub-Account Payments

***************************************************************************
***************************************************************************

      The number of times that Sub-Account(s) used to determine the amount of variable annuity payments will range between unlimited times to once every twelve months. The minimum percentage per Sub-Account will range between 1% and 10%.

***************************************************************************
***************************************************************************

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments [once] every [12] months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least [10]% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.
                                 CUSTODIAN

The custodian of the assets of the Variable Account is [State Street Bank and Trust Company, a state chartered trust company]. Its principal office is at [225 Franklin Street, Boston, Massachusetts].

                           PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by [Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport].

                                  EXPERTS

[The consolidated financial statements of Keyport Life Insurance Company at December 31, [1996] and for the year then ended, and the financial statements of Keyport Life Insurance Company-Variable Account A as of December 31, [1996] and for the period then ended appearing in this Statement of Additional Information have been audited by [Ernst & Young LLP], independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.]

                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from Certificate values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity. Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

***************************************************************************
***************************************************************************

     Information regarding the Performance of the Certificates will be included in the subsequent filings. Presentations of standardized average annual total return with respect to the units offered by each separate prospectus and SAI will be limited to the date of effectiveness of the separate prospectus and SAI. Performance information that pre-dates the date the funding option was made available through the Variable Account, as well as other non standardized performance information, may accompany the presentation of standardized average annual total return.

***************************************************************************
***************************************************************************

[Average annual Total Return for A Certificate that is surrendered [and for a Certificate that Continues]]

[Change in Accumulation Unit Value]

Yield[s] for [XX-1] Sub-Account[s]

Yield [and effective yield] percentages for the [XX-1] Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. [Both] yields reflect the deduction of the annual [1.25]% asset-based Certificate charges. [[Both] yields also reflect, on an allocated basis [after xx/xx/xx], the Certificate's annual $[36]
Certificate   Maintenance  Charge  that  is  collected  after   the   first
Certificate Anniversary.] [Both] yields do not reflect [Contingent Deferred Sales Charges and] premium tax charges. The yield[s] would be lower if these charges were included. The following [are] [is] the standardized formulas:

Yield equals:  (A - B - 1) X  365
                  C            7
[Effective Yield Equals: (A - B)365/7 - 1
                            C]
Where:

          A = the Accumulation Unit value at the end of the 7-day period. B = [0][hypothetical Certificate Maintenance Charge for the 7 day period. The assumed annual [XX-1] Sub-Account charge is equal to the $[36] Certificate charge multiplied by a fraction equal to the average number of Certificates with [XX-1] Sub-Account value during the 7-day period divided by the average total number of
          Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one [XX-1] Sub Account Accumulation Unit during the 7-day period divided by the average Certificate Value in [XX-1] Sub-Account during the 7-day period.]
          C  =   the Accumulation Unit value at the beginning of the  7-day period.

The yield formula assumes that the weekly net income generated by an investment in the [XX-1] Sub-Account will continue over an entire year. [The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.]

[For the 7-day period ended [XX/XX/XX], the yield for the [XX-1] Sub Account was [3.90%] [and effective yield was [3.98%].]

                            FINANCIAL STATEMENT

The financial statements of the Variable Account and Keyport Life Insurance Company are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.



                           Financial Statements
                            Variable Account A
                      Keyport Life Insurance Company
                        [to be filed by Amendment]

                                  PART C

Item 24. Financial Statements and Exhibits


     (a)  Financial Statements:   (To be filed by Amendment)
          Included in Part B:
          Variable Account A:
           Statement of Assets and Liabilities - December 31, 1998 Statement of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
           Notes to Financial Statements
          Keyport Life Insurance Company:
           Consolidated Balance Sheet - December 31, 1998 and 1997 Consolidated Income Statement for the years ended December 31,
               1998, 1997 and 1996
           Consolidated Statement of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996
           Consolidated Statement of Cash Flows for the years ended
               December 31, 1998, 1997 and 1996
           Notes to Consolidated Financial Statements


     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
               Account A

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***   (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Keyport Life
               Insurance Company

    *     (4b) Form of Variable Annuity Certificate of Keyport Life
               Insurance Company

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***   (4f) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (M&N)

    ****  (4h) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (KA)

    ****  (4i) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (KA)

    ++    (4j) Form of Individual Variable Annuity Contract of Keyport
               Life Insurance Company

    ++    (4k) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company(KA)

    ++    (4l) Specimen Group Exchange Program Endorsement (KA)

    ++    (4m) Specimen Individual Exchange Program Endorsement (KA)

    ##    (4n) Specimen Group Variable Annuity Contract of Keyport Life
               Insurance Company (KAV)

    ##    (4o) Specimen Variable Annuity Certificate of Keyport Life
               Insurance Company (KAV)

    ##    (4p) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KAV)

    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    *     (6a) Articles of Incorporation of Keyport Life Insurance Company

    *     (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Life Insurance Company

    ****  (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

     ****  (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8e) Participation Agreement Among Alliance Variable Products
               Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

    ####  (8f) Participation Agreement By and Among AIM Variable Insurance
               Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

    #     (8g) Amended and Restated Participation Agreement By and Among
               Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

    ####  (8h) Amended and Restated Participation Agreement By and Among
               SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

    +     (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors  (To be filed by Amendment)

          (11) Not applicable

          (12) Not applicable

    ++++  (13) Schedule for Computations of Performance Quotations

    +++   (15) Chart of Affiliations

    ###   (16) Powers of Attorney

    ###   (27) Financial Data Schedule

* Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

++++ Incorporated by reference to Post-Effective Amendment No. 8 to the
     Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

# Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

## Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-1043) filed on or about March 20, 1998.

### Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 333-1043) filed on or about April 24, 1998.

#### Incorporated by reference to Post-Effective Amendment No. 12 to the
     Registration Statement (File No. 333-1043) filed on or about May
     8, 1998.

Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

Frederick Lippitt                        Director The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                      Director 12 Cooke Street
Providence, RI 02906-2006



Paul H. LeFevre, Jr.                     Acting President and Executive
                                         Vice President


Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel

Bernhard M. Koch                         Senior Vice President and Chief
                                         Financial Officer

Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer

Mark R. Tully                            Senior Vice President and Chief
                                         Sales Officer

Garth A. Bernard                         Vice President

Daniel C. Bryant                         Vice President and Assistant
                                         Secretary

Clifford O. Calderwood                   Vice President

James P. Greaton                         Vice President and Corporate
                                         Actuary

Jacob M. Herschler                       Vice President

Kenneth M. Hughes                        Vice President

James J. Klopper                         Vice President and Secretary

Leslie J. Laputz                         Vice President

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Jeffery J. Whitehead                     Vice President and Treasurer


Daniel T. H. Yin                         Vice President

Nancy C. Atherton                        Assistant Vice President


Peter E. Berkeley                        Assistant Vice President

John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President

Paul R. Coady                            Assistant Vice President


Stephen Cross                            Assistant Vice President and
                                         Assistant Controller


Alan R. Downey                           Assistant Vice President

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President

Sean P. O'Brien                          Assistant Vice President

Robert J. Scheinerman                    Assistant Vice President

Teresa M. Shumila                        Assistant Vice President

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Assistant Secretary

Ellen L. Wike                            Assistant Vice President

Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.


      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.


      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.


       The Depositor controls Liberty Advisory Services Corp. (LASC) (formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.


       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

      The  Depositor  controls  American  Benefit  Life  Insurance  Company
("American Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. American Benefit files separate financial statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.


      At March 31, 1999, there were _________ Qualified Contract Owners and _________ Non-Qualified Contract Owners.


Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:
Name and Principal                  Position and Offices
Business Address*                   with Underwriter


Jacob M. Herschler                  Director

Paul T. Holman                      Director and Assistant Clerk

James J. Klopper                    Director, President and Clerk

Daniel C. Bryant                    Vice President


Rogelio P. Japlit                   Treasurer

Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts
      02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

                                SIGNATURES

                                SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 29th day of January, l999.

                                       Variable Account A
                                          (Registrant)
                               BY:  Keyport Life Insurance Company
                                          (Depositor)
                               BY:  /s/ Paul H. LeFevre, Jr.
                                     Paul H. LeFevre, Jr.
                                     President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ Paul H. LeFevre, Jr.     1/29/99
Kenneth R. Leibler                    Paul H. LeFevre, Jr.         Date
Director and Chairman of the Board    Acting President
                                      (Principal Executive Officer)





/s/ Frederick Lippitt *               /s/ Bernhard M. Koch*
Frederick Lippitt                     Bernhard M. Koch
Director                              Senior Vice President
                                      (Chief Financial Officer)


/s/ Robert C. Nyman*
Robert C. Nyman
Director






*BY:  /s/ James J. Klopper           January 29, 1999
     James J. Klopper                Date
     Attorney-in-Fact




* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.